Note 11 - Other Borrowings - Maturities of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
2017, amount	$ 373
2017, weighted-average interest rate	4.00%
2018, amount	$ 252
2018, weighted-average interest rate	4.02%
2019, amount	$ 155
2019, weighted-average interest rate	4.04%
2020, amount	$ 116
2020, weighted-average interest rate	4.04%
2021, amount	$ 87
2021, weighted-average interest rate	4.05%
Beyond 2021, amount	$ 8,454
Beyond 2021, weighted-average interest rate	2.25%
Other borrowings	$ 9,437	$ 9,939
Total, weighted-average interest rate	2.37%